S000053131 [Member] Average Annual Total Returns - UBS Select Government Institutional Fund	12 Months Ended	60 Months Ended	113 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.11%	3.12%	2.18%
Performance Inception Date			Jul. 26, 2016